Computation of Income Tax Expense Benefit Using Federal Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Income tax expense (benefit) at U.S. statutory rate	$ (6,016)	$ 1,790	$ (1,502)
State taxes, net of valuation allowance	40	42	30
Non-deductible stock compensation	589	652	731
Non-deductible goodwill impairment	3,534
Effect of rate change on deferred items	1,289
Valuation allowance	16,400
Effect of non-U.S. operations, net of valuation allowance		84	48
Research tax credits	(242)	(722)	(240)
Other non-deductible expenses	972	665	29
Total income tax expense (benefit)	$ 16,566	$ 2,511	$ (904)